Investment Property, Net (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Investment Property
(a) Investment property as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022				2023
	Acquisition cost		Accumulated depreciation and impairment loss	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Book value
Land	￦	325,241	(16,718)	308,523	804,022	(16,718)	787,304
Buildings		825,183	(231,678)	593,505	905,649	(249,863)	655,786
Structures		3,569	(2,213)	1,356	3,384	(1,511)	1,873
Right of use assets		206,166	(35,519)	170,647	208,036	(36,705)	171,331

	￦	1,360,159	(286,128)	1,074,031	1,921,091	(304,797)	1,616,294

Changes in Carrying Amount of Investment Property
1)	For the year ended December 31, 2022

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation	Others(*1)	Ending
Land	￦	332,308	—	(2,921)	—	(20,864)	308,523
Buildings		584,549	1,661	(34)	(28,336)	35,665	593,505
Structures		753	—	—	(797)	1,400	1,356
Right of use assets		168,467	—	(21,151)	(6,888)	30,219	170,647

	￦	1,086,077	1,661	(24,106)	(36,021)	46,420	1,074,031

(*1)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.

2)	For the year ended December 31, 2023

(in millions of Won)	Beginning		Acquisitions	Business Combination(*2)	Disposals	Depreciation	Others(*1)	Ending
Land	￦	308,523	54,891	473,301	(60)	—	(49,351)	787,304
Buildings		593,505	1,006	83,739	(303)	(28,902)	6,741	655,786
Structures		1,356	—	—	—	(1,049)	1,566	1,873
Right of use assets		170,647	216	—	(78)	(5,635)	6,181	171,331

	￦	1,074,031	56,113	557,040	(441)	(35,586)	(34,863)	1,616,294

(*1)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.
(*2)	Represents increases in investment property due to business combination upon reclassification of QSONE Co.,Ltd. into a subsidiary during the year ended December 31, 2023.